Note 13 - Income Tax - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current	$ 942	$ 1,304	$ 1,296
Deferred	(5)	(133)	(155)
Total	$ 937	$ 1,171	$ 1,141